SEGMENTED INFORMATION (Narrative) (Details)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of major customers [line items]
Number of major customers	5	5
Percentage of sales	75.00%	81.00%
Customer One [Member]
Disclosure of major customers [line items]
Percentage of sales	11.00%	11.00%
Customer Two [Member]
Disclosure of major customers [line items]
Percentage of sales	12.00%	12.00%
Customer Three [Member]
Disclosure of major customers [line items]
Percentage of sales	15.00%	16.00%
Customer Four [Member]
Disclosure of major customers [line items]
Percentage of sales	16.00%	19.00%
Customer Five [Member]
Disclosure of major customers [line items]
Percentage of sales	21.00%	22.00%